Schedule of loans financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	R$ 5,705,000	R$ 7,106,000
Current	1,367,000
Non-current	4,338,000
[custom:LoansReceivedCurrent1-0]	1,465,000
[custom:LoansReceivedNonCurrent1-0]	9,899,000
[custom:LoansReceived1-0]	11,364,000	15,020,000
Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Total	(28,000)	(41,000)
Current	(3,000)
Non-current	R$ (25,000)
Debentures Tihrd Issue [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2022
Annual financial cost %	IPCA + 6.20%
Currency	R$
Total	R$ 428,000	762,000
Current	R$ 428,000
Debentures Seven Issue [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2021
Annual financial cost %	140.00% of CDI
Currency	R$
Total		289,000
Debentures Second Series Issue [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2021
Annual financial cost %	IPCA + 4.70%
Currency	R$
Total		588,000
Debentures Tjirs Series Issue One [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2025
Annual financial cost %	IPCA + 5.10%
Currency	R$
Total	R$ 1,147,000	1,035,000
Current	323,000
Non-current	R$ 824,000
Debentures Seven Issue First Series One [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2024
Annual financial cost %	CDI + 0.45%
Currency	R$
Total	R$ 1,356,000	1,892,000
Current	546,000
Non-current	R$ 810,000
Debentures Seven Issue Second Series One [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2026
Annual financial cost %	IPCA + 4.10%
Currency	R$
Total	R$ 1,760,000	1,588,000
Current	4,000
Non-current	R$ 1,756,000
Debentures Fourth Issue Second Series One [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2022
Annual financial cost %	TJLP+1.82%
Currency	R$
Total	R$ 10,000	20,000
Current	R$ 10,000
Debentures Fourth Issue Second Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2022
Annual financial cost %	Selic + 1,82%
Currency	R$
Total	R$ 4,000	9,000
Current	R$ 4,000
Debentures Fourth Issue 3 Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2022
Annual financial cost %	TJLP + 1,82%
Currency	R$
Total	R$ 11,000	22,000
Current	R$ 11,000
Debentures Fourth Issue 4 Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2022
Annual financial cost %	Selic + 1,82%
Currency	R$
Total	R$ 5,000	10,000
Current	R$ 5,000
Debentures Seven Issue Single Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2023
Annual financial cost %	CDI + 1.50%
Currency	R$
Total	R$ 40,000	60,000
Current	20,000
Non-current	R$ 20,000
Debentures Eight Issue Single Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2031
Annual financial cost %	IPCA + 5.27%
Currency	R$
Total	R$ 987,000	890,000
Current	19,000
Non-current	968,000
Discount On The Issuance Of Debenture [Member]
IfrsStatementLineItems [Line Items]
Total	(15,000)	(18,000)
Non-current	(15,000)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Total	5,601	7,825
Current	42
Non-current	R$ 5,559
Foreign Currency [Member] | Bancoo Brasil Various Bond [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2024
Annual financial cost %	Diverse
Currency	US$
Total		12
Foreign Currency [Member] | Eurobonds [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2024
Annual financial cost %	9.25%
Currency	US$
Total	R$ 5,623	7,854
Current	42
Non-current	5,581
Foreign Currency [Member] | Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Total	(8)	(16)
Non-current	(8)
Foreign Currency [Member] | Interest Oaid In Advance [Member]
IfrsStatementLineItems [Line Items]
Total	(14)	(25)
Non-current	(14)
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Total	5,659,000	7,914,000
Current	98,000
Non-current	R$ 5,561,000
Local Currency [Member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2021
Annual financial cost %	TJLP + 2.50%
Currency	R$
Total		17,000
Local Currency [Member] | Caixa Economica Federal One [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2022
Annual financial cost %	TJLP + 2.50%
Currency	R$
Total		14,000
Local Currency [Member] | Eletrobras [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	2023
Annual financial cost %	UFIR + 6.00% at 8.00%
Currency	R$
Total	R$ 6,000	8,000
Current	4,000
Non-current	R$ 2,000
Local Currency [Member] | Sonda [member]
IfrsStatementLineItems [Line Items]
Principal maturity	2022
Annual financial cost %	110.00% of CDI
Currency	R$
Total	R$ 52,000	50,000
Current	52,000
Local Currency [Member] | Debt In Brazilian Currency [Member]
IfrsStatementLineItems [Line Items]
Total	58,000	R$ 89,000
Current	56,000
Non-current	R$ 2,000